FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
21.	FAIR VALUE MEASUREMENTS

The Company applies ASC topic 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures cash equivalents, available-for-sale investments and 2017 Convertible Notes at fair value. The liability component of the 2018 Convertible Notes is measured at fair value on its issuance date. Cash equivalents are classified within Level 1 or Level 2 because they are valued using a quoted market prices or alternative pricing sources and model utilizing market direct or indirect observable inputs, such as the risk-free interest rate.

As of December 31, 2017 and 2018, Level 3 assets and liabilities of the Company included investments in convertible loans and preference shares of investees and 2017 Convertible Notes.

Investments in debt securities of investees - the Company used Market approach to determine the equity value of the investees. The fair value of debt securities was then derived from equity value of the investees taking into account business risk, volatility and discount rates which requires the Company to make complex and subjective judgement.

2017 Convertible Notes – the Company used a binomial tree model to determine the fair value of the 2017 Convertible Notes. The binomial pricing model traces the evolution of the 2017 Convertible Notes’ key underlying variables in discrete-time. This is done by means of a binomial lattice (tree), for a number of time steps between the end of reporting periods, which were December 31, 2017 and December 31, 2018, and expiration dates. The valuation model requires the Company to make complex and subjective judgments on certain underlying inputs applied to the valuation models including the expected volatility of its share price and estimated credit spread as of December 31, 2017 and December 31, 2018.

2018 Convertible Notes – the Company used discounted cash flow method to determine the fair value of the liability component of 2018 Convertible Notes (non-recurring, Level 3). The discounted cash flow taking into the present value of cash flows from coupon interest and redemption amount of 2018 Convertible Notes, discounted by the prevailing yield to maturity with reference to similar instruments with similar terms and credit ratings.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2017
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	$	$	$	$

Cash equivalents	3,133	–	–	3,133
Available-for-sale investments – non-current	–	–	1,249	1,249
Available-for-sale investments – current	–	–	18,000	18,000
2017 Convertible Notes	–	–	(726,950)	(726,950)
	3,133	–	(707,701)	(704,568)

	Fair value measurement at December 31, 2018
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	$	$	$	$

Cash equivalents	10,137	–	–	10,137
Money market funds	304,335	–	–	304,335
Short-term investments	690	–	–	690
Available-for-sale investments – non-current	–	–	70,374	70,374
2017 Convertible Notes	–	–	(636,716)	(636,716)
Share appreciation rights	(106)	–	–	(106)
	315,056	–	(566,342)	(251,286)

Level 3 instruments measured at fair value on a recurring basis
$
Assets:
Available-for-sale debt securities
Balance at January 1, 2016	18,804
Investment during 2016	3,796
Cost adjustment included in share of results of equity investees	(16,006)
Unrealized fair value gain included in other comprehensive loss	16,136
Impairment loss included in investment gain, net	(4,226)
Disposal during 2016	(16,866)
Exchange differences	750
Balance at December 31, 2016	2,388
Investment during 2017	18,000
Impairment loss	(1,147)
Exchange differences	8
Balance at December 31, 2017	19,249
Investment during 2018	33,000
Impairment loss	(144)
Unrealized fair value gain included in other comprehensive loss	18,269
Balance at December 31, 2018	70,374

Liabilities:
Convertible notes
Convertible notes issued during the year	(675,000)
Fair value loss	(51,950)
Balance at December 31,2017	(726,950)
Fair value gain	41,259
Conversion into Class A ordinary shares (Note 12(a))	48,975
Balance at December 31,2018	(636,716)

The Company’s valuation techniques used to measure the fair value were derived from management’s assumptions of estimations. Impairment loss of the available-for-sale investment is recorded in the current period expense. Changes in the fair value of the available-for-sale investment is recorded in the accumulated other comprehensive loss. Changes in the fair value of the 2017 Convertible Notes are recorded in the consolidated statement of operations.